PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (unaudited)
1
Voya Enhanced Securitized Income Fund
Principal
Amount † RA . Value
Percentage
of Net
Assets
ASSET-BACKED SECURITIES : 45.4%
Automobile Asset-Backed Securities : 19.6%
8,000
(1)(2)
Carvana Auto
Receivables Trust
2023-P1 R,
03/11/2030 $ 963,297
3.7
5,000
(1)(2)
Chase Auto Owner
Trust 2024-1A R1,
06/25/2031 1,142,065
4.3
1,666
(1)(2)
Chase Auto Owner
Trust 2024-3A R1,
09/25/2031 611,370
2.3
3,000
(1)(2)
Chase Auto Owner
Trust 2024-4A R1,
11/25/2031 1,195,717
4.5
9,840
(1)(2)
PenFed Auto
Receivables Owner
Trust 2024-A R1,
09/15/2032 1,259,919
4.8
5,172,368
19.6
Other Asset-Backed Securities : 21.8%
700,000
(1)(3)
Apidos CLO XXXII
2019-32A ER,
10.117%, (TSFR3M +
5.500%),
01/20/2033 703,039
2.7
1,000,000
(1)(3)
Bain Capital Credit
Clo Ltd. 2019-4A ER,
12.616%, (TSFR3M +
7.990%),
04/23/2035 1,005,145
3.8
1,250,000
(1)(3)
Benefit Street Partners
CLO XIX Ltd. 2019-19A
ER, 10.406%, (TSFR3M
+ 5.750%),
01/15/2033 1,255,182
4.7
1,000,000
(1)(3)
Birch Grove Clo 11 Ltd.
2024-11A E, (TSFR3M
+ 5.800%),
01/22/2038 1,005,825
3.8
500,000
(1)(3)
BlueMountain CLO
XXVIII Ltd. 2021-28A
E, 11.318%, (TSFR3M
+ 6.662%),
04/15/2034 498,319
1.9
1,000,000
(1)(3)
Empower CLO Ltd.
2024-2A E, 11.376%,
(TSFR3M + 6.050%),
07/15/2037 1,007,324
3.8
300,000
(1)(3)
Reese Park CLO Ltd.
2020-1A ER, 11.418%,
(TSFR3M + 6.762%),
10/15/2034 300,015
1.1
5,774,849
21.8
Student Loan Asset-Backed Securities : 4.0%
1,430
(1)(2)
Navient Private
Education Refi Loan
Trust 2021-DA R,
04/15/2060 1,051,798
4.0
Total Asset-Backed
Securities
(Cost $12,288,765)
11,999,015
45.4
Principal
Amount† RA . Value
Percentage
of Net
Assets
COLLATERALIZED MORTGAGE OBLIGATIONS : 29.5%
500,000
(1)(3)
Bellemeade Re Ltd.
2024-1 M2, 9.334%,
(SOFR30A + 4.600%),
08/25/2034 $ 511,983
1.9
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R01 1B2,
8.734%, (SOFR30A +
4.000%),
01/25/2044 1,045,104
4.0
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R02 1B2,
8.434%, (SOFR30A +
3.700%),
02/25/2044 1,035,806
3.9
1,000,000
(1)(3)
Fannie Mae Connecticut
Avenue Securities
2024-R05 2B1,
6.734%, (SOFR30A +
2.000%),
07/25/2044 1,007,169
3.8
900,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2021-
DNA5 B2, 10.234%,
(SOFR30A + 5.500%),
01/25/2034 1,032,978
3.9
1,000,000
(1)(3)
Freddie Mac STACR
REMIC Trust 2022-
DNA2 B2, 13.234%,
(SOFR30A + 8.500%),
02/25/2042 1,104,246
4.2
1,000,000
(1)(3)
Radnor Re Ltd. 2024-1
B1, 9.884%, (SOFR30A
+ 5.150%),
09/25/2034 1,022,161
3.9
1,094,723
(1)(3)
Sequoia Mortgage Trust
2024-6 B4, 6.599%,
07/27/2054 1,022,453
3.9
Total Collateralized
Mortgage Obligations
(Cost $7,596,821)
7,781,900
29.5
COMMERCIAL MORTGAGE-BACKED SECURITIES : 22.2%
1,000,000
(1)
ARZ Trust 2024-BILT
G, 8.803%,
06/11/2029 1,020,749
3.9
1,000,000
(1)(3)
Citigroup Commercial
Mortgage Trust
2016-C2 D, 3.250%,
08/10/2049 881,062
3.3
1,000,000
(1)
MCR Mortgage Trust
2024-TWA F, 10.382%,
06/12/2039 1,011,923
3.8
1,250,000
(1)(3)
SMRT 2022-MINI F,
7.960%, (TSFR1M +
3.350%),
01/15/2039 1,184,856
4.5
1,000,000
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2016-C37 D,
3.313%,
12/15/2049 897,790
3.4

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (unaudited) (continued)
2
Voya Enhanced Securitized Income Fund
Principal
Amount† RA . Value
Percentage
of Net
Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000
(1)(3)
Wells Fargo
Commercial Mortgage
Trust 2016-LC25 D,
3.174%,
12/15/2059 $ 869,001
3.3
Total Commercial
Mortgage-Backed
Securities
(Cost $5,749,420)
5,865,381
22.2
Total Long-Term
Investments
(Cost $25,635,006)
25,646,296
97.1
SHORT-TERM INVESTMENTS : 5.2%
Commercial Paper : 3.8%
1,000,000
Autozone, Inc.,
7.110
%,
12/02/2024
(Cost $999,871)
999,612
3.8
Shares RA Value
Percentage
of Net
Assets
Mutual Funds : 1.4%
368,000
(4)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.530%
(Cost $368,000) $ 368,000 1.4
Total Short-Term
Investments
(Cost $1,367,871)
1,367,612
5.2
Total Investments in
Securities
(Cost $27,002,877) $ 27,013,908 102.3
Liabilities in Excess of
Other Assets (604,958) (2.3)
Net Assets $ 26,408,950 100.0
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
This security is a residual or equity position that does not have a stated interest rate. This residual or equity position is entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less
contractual payments to debtholders and fund expenses.
(3)
Variable rate security. Rate shown is the rate in effect as of
November 30, 2024.
(4)
Rate shown is the 7-day yield as of November 30, 2024.
Reference Rate Abbreviations:
SOFR30A 30-day Secured Overnight Financing Rate
TSFR1M 1-month CME Term Secured Overnight Financing Rate
TSFR3M 3-month CME Term Secured Overnight Financing Rate

PORTFOLIO OF INVESTMENTS
as of November 30, 2024 (unaudited) (continued)
3
Voya Enhanced Securitized Income Fund
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of November 30, 2024 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
November 30,
2024
Asset Table
Investments, at fair value
Asset-Backed Securities $ — $ 11,999,015 $ — $ 11,999,015
Collateralized Mortgage Obligations — 7,781,900 — 7,781,900
Commercial Mortgage-Backed Securities — 5,865,381 — 5,865,381
Short-Term Investments 368,000 999,612 — 1,367,612
Total Investments, at fair value $ 368,000 $ 26,645,908 $ — $ 27,013,908
Other Financial Instruments+
Futures 82,656 — — 82,656
Total Assets $ 450,656 $ 26,645,908 $ — $ 27,096,564
Liabilities Table
Other Financial Instruments+
Futures $ (19,339) $ — $ — $ (19,339)
Total Liabilities $ (19,339) $ — $ — $ (19,339)
+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.
Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument.
OTC swaps and written options are valued at the fair value of the instrument.
At November 30, 2024, the following futures contracts were outstanding for Voya Enhanced Securitized Income Fund:
Description
Number
of Contracts
Expiration
Date
Notional
Amount
Unrealized
Appreciation/
(Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note 14 03/20/25 $ 1,556,625 $ 21,196
U.S. Treasury Long Bond 9 03/20/25 1,075,500 28,913
U.S. Treasury Ultra 10-Year Note 15 03/20/25 1,721,953 32,547
$ 4,354,078 $ 82,656
Short Contracts:
U.S. Treasury 2-Year Note (1) 03/31/25 (206,109) (595)
U.S. Treasury 5-Year Note (21) 03/31/25 (2,259,633) (18,744)
$ (2,465,742) $ (19,339)
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 429,518
Gross Unrealized Depreciation (418,487)
Net Unrealized Appreciation $ 11,031